Leases (Details) - Schedule of Lessee, Operating Lease, Liability, Maturity	Dec. 31, 2022 USD ($)
Schedule Of Lessee Operating Lease Liability Maturity Abstract
2023	$ 860,418
2023	7,184
2024	892,212
2024	7,184
2025	893,046
2025	7,184
2026	921,273
2026	1,796
2027	946,683
2027
Thereafter	3,798,554
Thereafter
Total lease payments	8,312,186
Total lease payments	23,348
Less: interest	(2,397,690)
Less: interest	(3,205)
Total lease liabilities	5,914,496
Total lease liabilities	$ 20,143